UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-21949

Deutsche High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche High Income Opportunities Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 112.0%
Consumer Discretionary 19.8%
Ally Financial, Inc., 3.5%, 1/27/2019		1,445,000	1,427,660
AMC Entertainment, Inc., 5.875%, 2/15/2022		430,000	436,450
AMC Networks, Inc., 7.75%, 7/15/2021		165,000	176,550
AmeriGas Finance LLC:
6.75%, 5/20/2020		885,000	911,550
7.0%, 5/20/2022		680,000	703,800
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		360,000	307,800
APX Group, Inc., 6.375%, 12/1/2019		375,000	359,063
Asbury Automotive Group, Inc., 144A, 6.0%, 12/15/2024		1,020,000	1,037,850
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		560,000	595,000
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		595,000	566,737
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		365,000	372,300
144A, 5.5%, 4/1/2023		920,000	938,400
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	729,300
Cablevision Systems Corp., 5.875%, 9/15/2022		210,000	212,625
CCO Holdings LLC, 7.375%, 6/1/2020		100,000	106,000
CCOH Safari LLC:
5.5%, 12/1/2022		3,655,000	3,709,825
5.75%, 12/1/2024		655,000	662,369
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,190,000	1,154,300
144A, 6.375%, 9/15/2020		2,070,000	2,142,450
Chrysler Group LLC, 8.25%, 6/15/2021		280,000	310,100
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		445,000	452,787
Series B, 6.5%, 11/15/2022		665,000	684,950
Series A, 7.625%, 3/15/2020		105,000	108,938
Series B, 7.625%, 3/15/2020		2,565,000	2,699,662
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		40,000	40,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	299,063
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		970,000	974,850
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		350,000	353,500
Dana Holding Corp., 5.5%, 12/15/2024		385,000	388,850
Delphi Corp., 5.0%, 2/15/2023		490,000	523,065
DISH DBS Corp.:
4.25%, 4/1/2018		530,000	541,262
5.0%, 3/15/2023		685,000	662,737
6.75%, 6/1/2021		145,000	155,875
Getty Images, Inc., 144A, 7.0%, 10/15/2020		180,000	141,300
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		590,000	576,725
Harron Communications LP, 144A, 9.125%, 4/1/2020		755,000	822,950
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		565,000	574,887
7.5%, 7/15/2020		200,000	209,500
11.5%, 7/15/2020		190,000	217,550
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	304,950
iHeartCommunications, Inc.:
9.0%, 12/15/2019		970,000	955,450
11.25%, 3/1/2021		495,000	509,850
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		225,000	191,250
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		100,000	100,000
144A, 7.0%, 9/1/2020		675,000	712,125
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		430,000	442,900
Mediacom Broadband LLC:
5.5%, 4/15/2021		100,000	100,500
6.375%, 4/1/2023		800,000	820,000
Mediacom LLC, 7.25%, 2/15/2022		200,000	213,500
MGM Resorts International:
6.0%, 3/15/2023		580,000	582,900
6.75%, 10/1/2020		834,000	875,700
7.5%, 6/1/2016		550,000	580,250
7.625%, 1/15/2017		385,000	414,838
8.625%, 2/1/2019		950,000	1,077,062
Numericable-SFR:
144A, 4.875%, 5/15/2019		975,000	966,469
144A, 6.0%, 5/15/2022		1,455,000	1,463,002
144A, 6.25%, 5/15/2024		430,000	433,225
Penske Automotive Group, Inc., 5.375%, 12/1/2024		1,360,000	1,377,000
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	701,825
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		310,000	319,300
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	383,438
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		755,000	826,725
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	232,650
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		210,000	222,075
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		405,000	417,150
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	562,175
Starz LLC, 5.0%, 9/15/2019		295,000	297,213
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		455,000	448,175
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		280,000	276,150
UCI International, Inc., 8.625%, 2/15/2019		235,000	224,425
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,630,000	1,703,350
144A, 7.5%, 3/15/2019		825,000	866,250
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		135,000	143,775
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		375,000	405,938
Visant Corp., 10.0%, 10/1/2017		305,000	264,588

			47,704,753
Consumer Staples 2.5%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	367,649
Big Heart Pet Brands, 7.625%, 2/15/2019		561,000	551,182
Chiquita Brands International, Inc., 7.875%, 2/1/2021		184,000	197,800
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		460,000	422,050
144A, 6.75%, 1/1/2020		385,000	385,000
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	224,675
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		970,000	953,025
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		1,015,000	1,045,450
144A, 8.25%, 2/1/2020		295,000	310,488
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		175,000	169,750
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		105,000	91,350
Smithfield Foods, Inc., 6.625%, 8/15/2022		370,000	386,650
The WhiteWave Foods Co., 5.375%, 10/1/2022		385,000	396,550
U.S. Foods, Inc., 8.5%, 6/30/2019		385,000	408,100

			5,909,719
Energy 10.6%
Access Midstream Partners LP, 6.125%, 7/15/2022		615,000	653,437
Antero Resources Corp., 144A, 5.125%, 12/1/2022		685,000	645,612
Antero Resources Finance Corp., 5.375%, 11/1/2021		495,000	478,913
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		145,000	123,250
144A, 5.625%, 6/1/2024		185,000	157,250
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		360,000	273,600
6.75%, 11/1/2020		615,000	492,000
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		230,000	221,950
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		400,000	309,000
California Resources Corp.:
144A, 5.0%, 1/15/2020		1,360,000	1,179,800
144A, 5.5%, 9/15/2021		674,000	576,270
144A, 6.0%, 11/15/2024		80,000	67,600
Chaparral Energy, Inc.:
7.625%, 11/15/2022		450,000	294,750
9.875%, 10/1/2020		1,750,000	1,190,000
Chesapeake Energy Corp., 3.25%, 3/15/2016		905,000	902,737
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		300,000	286,500
7.75%, 4/1/2019		610,000	625,250
Denbury Resources, Inc.:
4.625%, 7/15/2023		145,000	125,788
5.5%, 5/1/2022		150,000	137,250
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		395,000	424,625
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		1,040,000	920,400
EP Energy LLC, 6.875%, 5/1/2019		635,000	644,525
EV Energy Partners LP, 8.0%, 4/15/2019		1,845,000	1,568,250
Halcon Resources Corp., 8.875%, 5/15/2021		232,000	174,580
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		375,000	330,000
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	202,950
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		325,000	245,375
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		380,000	285,950
Linn Energy LLC, 6.25%, 11/1/2019		170,000	143,650
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		435,000	396,938
144A, 7.0%, 3/31/2024		1,295,000	1,171,975
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		375,000	339,375
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		155,000	77,500
10.75%, 10/1/2020		310,000	164,300
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		575,000	600,875
Newfield Exploration Co., 5.75%, 1/30/2022		390,000	386,100
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,105,000	837,037
Regency Energy Partners LP:
5.0%, 10/1/2022		245,000	231,525
5.875%, 3/1/2022		55,000	54,863
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		240,000	223,200
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,240,000	1,218,300
5.625%, 4/15/2023		280,000	273,700
5.75%, 5/15/2024		320,000	314,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	587,600
SandRidge Energy, Inc., 8.125%, 10/15/2022		800,000	504,000
SESI LLC:
6.375%, 5/1/2019		440,000	426,800
7.125%, 12/15/2021		1,280,000	1,228,800
Seventy Seven Energy, Inc., 6.5%, 7/15/2022		90,000	52,650
Seventy Seven Operating LLC, 6.625%, 11/15/2019		400,000	304,000
Swift Energy Co., 7.875%, 3/1/2022		480,000	248,400
Talos Production LLC, 144A, 9.75%, 2/15/2018		695,000	632,450
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		145,000	139,563
Tesoro Corp., 4.25%, 10/1/2017		400,000	413,000
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		280,000	184,800
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	186,000
WPX Energy, Inc.:
5.25%, 1/15/2017		450,000	454,500
5.25%, 9/15/2024		295,000	274,350

			25,607,863
Financials 7.1%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,374,750
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		240,000	248,400
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,385,487
CIT Group, Inc.:
3.875%, 2/19/2019		2,130,000	2,124,675
5.25%, 3/15/2018		1,045,000	1,089,412
Credit Agricole SA, 144A, 7.875%, 1/29/2049		635,000	646,134
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		440,000	423,170
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		575,000	598,287
E*TRADE Financial Corp.:
5.375%, 11/15/2022		345,000	352,763
6.375%, 11/15/2019		1,284,000	1,361,040
International Lease Finance Corp.:
3.875%, 4/15/2018		1,370,000	1,370,000
5.75%, 5/15/2016		205,000	212,688
6.25%, 5/15/2019		605,000	660,962
8.75%, 3/15/2017		1,220,000	1,351,150
Morgan Stanley, Series H, 5.45%, 7/29/2049		295,000	295,531
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		545,000	579,063
(REIT), 6.875%, 5/1/2021		550,000	588,500
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		305,000	318,725
144A, 5.875%, 3/15/2022		505,000	531,513
Popular, Inc., 7.0%, 7/1/2019		285,000	285,000
Societe Generale SA, 144A, 7.875%, 12/29/2049		795,000	770,156
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		490,000	495,635

			17,063,041
Health Care 9.3%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		205,000	213,200
7.75%, 2/15/2019		955,000	995,110
Biomet, Inc.:
6.5%, 8/1/2020		655,000	700,850
6.5%, 10/1/2020		185,000	195,175
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,160,000	2,235,600
5.125%, 8/1/2021		105,000	108,938
6.875%, 2/1/2022		2,140,000	2,267,062
7.125%, 7/15/2020		1,230,000	1,311,487
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		980,000	880,775
Endo Finance LLC:
144A, 5.375%, 1/15/2023		425,000	416,500
144A, 5.75%, 1/15/2022		420,000	420,000
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		405,000	432,338
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	250,569
144A, 6.5%, 9/15/2018		210,000	232,050
HCA, Inc.:
5.25%, 4/15/2025		290,000	303,050
6.5%, 2/15/2020		2,155,000	2,414,677
7.5%, 2/15/2022		804,000	918,570
Hologic, Inc., 6.25%, 8/1/2020		385,000	400,400
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	478,950
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		515,000	526,587
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		660,000	689,700
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		280,000	296,800
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,975,000	2,142,875
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		475,000	496,375
144A, 6.75%, 8/15/2018		915,000	973,350
144A, 7.5%, 7/15/2021		1,985,000	2,143,800

			22,444,788
Industrials 12.3%
ADT Corp.:
3.5%, 7/15/2022		285,000	242,963
4.125%, 4/15/2019		85,000	84,150
5.25%, 3/15/2020		635,000	642,937
6.25%, 10/15/2021		300,000	308,250
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	890,100
Air Lease Corp., 4.75%, 3/1/2020		535,000	568,437
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		500,000	473,750
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		662,200	677,099
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	655,050
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		290,000	291,088
144A, 5.75%, 3/15/2022		425,000	430,313
144A, 6.0%, 10/15/2022		485,000	489,850
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK)		250,000	251,875
Casella Waste Systems, Inc., 7.75%, 2/15/2019		440,000	446,600
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,615,000	1,590,775
Covanta Holding Corp., 5.875%, 3/1/2024		430,000	437,525
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		520,000	548,600
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		270,000	256,500
Ducommun, Inc., 9.75%, 7/15/2018		705,000	754,350
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		885,000	876,150
FTI Consulting, Inc., 6.0%, 11/15/2022		375,000	383,438
Garda World Security Corp., 144A, 7.25%, 11/15/2021		540,000	534,600
Gates Global LLC, 144A, 6.0%, 7/15/2022		370,000	354,349
GenCorp, Inc., 7.125%, 3/15/2021		865,000	905,914
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		810,000	824,175
7.125%, 3/15/2021		110,000	118,800
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		1,035,000	1,066,050
Meritor, Inc.:
6.25%, 2/15/2024		410,000	416,150
6.75%, 6/15/2021		975,000	1,018,875
Moog, Inc., 144A, 5.25%, 12/1/2022		340,000	344,250
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,545,000	1,413,675
8.125%, 2/15/2019		350,000	308,000
Oshkosh Corp., 5.375%, 3/1/2022		322,500	328,950
Ply Gem Industries, Inc.:
6.5%, 2/1/2022		525,000	493,500
144A, 6.5%, 2/1/2022		285,000	265,050
SBA Communications Corp., 5.625%, 10/1/2019		370,000	378,325
Spirit AeroSystems, Inc.:
5.25%, 3/15/2022		540,000	549,450
6.75%, 12/15/2020		955,000	1,012,300
Titan International, Inc., 6.875%, 10/1/2020		1,200,000	1,056,000
TransDigm, Inc.:
6.0%, 7/15/2022		485,000	483,787
6.5%, 7/15/2024		290,000	291,450
7.5%, 7/15/2021		1,645,000	1,751,925
Triumph Group, Inc., 5.25%, 6/1/2022		245,000	244,388
United Rentals North America, Inc.:
5.75%, 7/15/2018		690,000	719,325
6.125%, 6/15/2023		45,000	47,250
7.375%, 5/15/2020		2,330,000	2,516,400
7.625%, 4/15/2022		565,000	621,217
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		195,000	203,775

			29,567,730
Information Technology 10.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	214,225
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,680,000	1,764,000
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	484,100
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		625,000	643,750
144A, 6.125%, 11/1/2023		230,000	237,475
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		885,000	831,900
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		585,000	497,250
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		280,000	273,000
CDW LLC:
5.5%, 12/1/2024		1,375,000	1,376,719
6.0%, 8/15/2022		450,000	464,625
8.5%, 4/1/2019		1,272,000	1,340,370
CyrusOne LP, 6.375%, 11/15/2022		185,000	197,488
EarthLink Holdings Corp., 7.375%, 6/1/2020		470,000	477,050
Entegris, Inc., 144A, 6.0%, 4/1/2022		290,000	293,625
Equinix, Inc.:
5.375%, 1/1/2022		460,000	464,324
5.375%, 4/1/2023		1,275,000	1,275,000
5.75%, 1/1/2025		345,000	348,019
First Data Corp.:
144A, 6.75%, 11/1/2020		2,967,000	3,167,272
144A, 7.375%, 6/15/2019		475,000	499,937
144A, 8.75%, 1/15/2022 (PIK)		890,000	956,750
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		510,000	532,950
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,250,000	1,340,625
7.625%, 6/15/2021		435,000	478,500
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,972,750
NCR Corp.:
5.875%, 12/15/2021		105,000	107,888
6.375%, 12/15/2023		260,000	270,400
NXP BV, 144A, 3.75%, 6/1/2018		1,125,000	1,125,000
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	49,625
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		1,060,000	1,087,825
Ymobile Corp., 144A, 8.25%, 4/1/2018		315,000	329,962

			25,102,404
Materials 10.7%
Ardagh Packaging Finance PLC:
144A, 3.241% **, 12/15/2019		640,000	617,600
144A, 6.75%, 1/31/2021		645,000	641,775
Ashland, Inc., 3.875%, 4/15/2018		1,900,000	1,919,000
Berry Plastics Corp.:
5.5%, 5/15/2022		800,000	812,000
9.75%, 1/15/2021		1,290,000	1,435,125
Cascades, Inc., 144A, 5.5%, 7/15/2022		280,000	278,600
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		575,000	566,375
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		500,000	515,000
Crown Americas LLC, 6.25%, 2/1/2021		105,000	110,513
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		435,000	461,100
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		934,000	845,270
144A, 7.0%, 2/15/2021		806,000	725,400
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		605,000	578,531
144A, 8.25%, 11/1/2019		520,000	473,200
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		1,130,000	1,107,400
8.875%, 2/1/2018		760,000	676,400
Huntsman International LLC, 5.125%, 4/15/2021	EUR	475,000	595,351
Kaiser Aluminum Corp., 8.25%, 6/1/2020		490,000	531,650
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,215,400
Novelis, Inc., 8.75%, 12/15/2020		3,040,000	3,222,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		488,000	488,000
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	393,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		500,000	497,500
Polymer Group, Inc., 7.75%, 2/1/2019		531,000	550,249
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		285,000	291,412
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,785,000	1,829,625
8.25%, 2/15/2021		3,000,000	3,075,000
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		230,000	228,275
144A, 5.125%, 12/1/2024		115,000	116,150
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		390,000	380,250
Tronox Finance LLC, 6.375%, 8/15/2020		385,000	385,962
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		190,000	194,750
144A, 5.625%, 10/1/2024		95,000	99,038

			25,857,301
Telecommunication Services 26.0%
Altice Financing SA:
144A, 6.5%, 1/15/2022		320,000	312,800
144A, 7.875%, 12/15/2019		420,000	430,036
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	448,951
Altice SA, 144A, 7.75%, 5/15/2022		460,000	460,863
B Communications Ltd., 144A, 7.375%, 2/15/2021		535,000	565,763
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		180,000	186,750
Series W, 6.75%, 12/1/2023		510,000	558,450
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		3,390,000	3,559,500
8.75%, 3/15/2018		279,000	286,673
CommScope, Inc., 144A, 5.0%, 6/15/2021		490,000	482,650
CPI International, Inc., 8.75%, 2/15/2018		500,000	513,750
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		480,000	446,400
144A, 8.25%, 9/30/2020		4,304,000	4,174,880
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	197,800
144A, 8.25%, 9/1/2017		835,000	845,437
Frontier Communications Corp.:
6.25%, 9/15/2021		295,000	296,475
6.875%, 1/15/2025		295,000	295,000
7.125%, 1/15/2023		2,450,000	2,492,875
8.5%, 4/15/2020		380,000	423,700
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		855,000	849,784
7.25%, 10/15/2020		5,905,000	6,237,156
7.5%, 4/1/2021		2,375,000	2,541,250
Intelsat Luxembourg SA:
7.75%, 6/1/2021		1,185,000	1,187,962
8.125%, 6/1/2023		185,000	188,700
Level 3 Communications, Inc.:
144A, 5.75%, 12/1/2022		580,000	583,625
8.875%, 6/1/2019		55,000	58,311
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022		2,145,000	2,155,725
Level 3 Financing, Inc.:
6.125%, 1/15/2021		2,160,000	2,235,600
7.0%, 6/1/2020		710,000	748,163
8.125%, 7/1/2019		240,000	255,000
8.625%, 7/15/2020		295,000	318,231
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		645,000	607,913
Pacnet Ltd., 144A, 9.0%, 12/12/2018		320,000	356,400
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	217,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		475,000	513,000
144A, 9.0%, 11/15/2018		1,610,000	1,831,214
Sprint Corp., 7.125%, 6/15/2024		2,250,000	2,092,500
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		205,000	208,075
6.464%, 4/28/2019		695,000	722,800
6.625%, 11/15/2020		2,200,000	2,238,500
6.625%, 4/1/2023		1,500,000	1,536,000
Telesat Canada, 144A, 6.0%, 5/15/2017		4,185,000	4,268,700
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,710,000	2,845,500
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		740,000	809,375
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		540,000	587,250
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		375,000	383,438
Windstream Corp.:
6.375%, 8/1/2023		450,000	420,750
7.5%, 4/1/2023		160,000	159,200
7.75%, 10/15/2020		160,000	164,800
7.75%, 10/1/2021		2,345,000	2,391,900
8.125%, 9/1/2018		5,500,000	5,706,250
Zayo Group LLC, 8.125%, 1/1/2020		257,000	272,420

			62,671,245
Utilities 3.3%
AES Corp.:
3.234% **, 6/1/2019		325,000	316,875
7.75%, 10/15/2015		460,000	479,550
8.0%, 10/15/2017		268,000	300,830
Calpine Corp.:
5.375%, 1/15/2023		465,000	469,650
5.75%, 1/15/2025		465,000	470,813
DPL, Inc., 6.5%, 10/15/2016		419,000	442,045
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		100,000	102,000
Enel SpA, 144A, 8.75% **, 9/24/2073		445,000	516,756
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		525,000	409,500
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,360,950
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		370,000	355,200
NRG Energy, Inc., 144A, 6.25%, 5/1/2024		2,275,000	2,314,812
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		380,000	375,250

			7,914,231

Total Corporate Bonds (Cost $271,058,850)			269,843,075
Loan Participations and Assignments 22.8%
Senior Loans **
Consumer Discretionary 6.2%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,091,118	1,078,843
CSC Holdings, Inc., Term Loan B, 2.67%, 4/17/2020		4,289,114	4,207,170
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		526,504	512,243
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		4,770,000	4,772,981
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		967,105	957,633
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		706,297	699,821
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,230,700	1,216,855
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,570,125	1,513,208

			14,958,754
Consumer Staples 3.7%
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019		2,181,814	2,174,178
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020		1,240,060	1,193,558
Del Monte Foods, Inc., First Lien Term Loan, 4.253%, 2/18/2021		468,025	430,194
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		2,770,509	2,758,637
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		484,288	471,123
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		401,963	399,953
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		1,530,528	1,493,221

			8,920,864
Energy 0.8%
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017		456,840	443,135
Term Loan B, 4.25%, 11/13/2018		1,428,667	1,400,093

			1,843,228
Financials 0.6%
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		630,000	627,899
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/2022		860,000	862,150

			1,490,049
Health Care 2.5%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		567,150	563,841
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		544,500	544,103
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		955,200	947,601
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		1,256,125	1,224,721
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,979,852	1,965,993
Term Loan B, 3.5%, 12/11/2019		677,092	672,580

			5,918,839
Industrials 1.3%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		505,000	503,990
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		625,275	610,581
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		2,069,617	2,059,269

			3,173,840
Information Technology 2.9%
First Data Corp.:
Term Loan, 3.667%, 3/23/2018		3,987,082	3,916,072
Term Loan, 4.167%, 3/24/2021		2,075,000	2,050,079
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		625,263	612,173
Spansion LLC, Term Loan, 3.75%, 12/19/2019		367,211	363,232

			6,941,556
Materials 1.7%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,233,775	2,187,234
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		2,040,491	1,992,989

			4,180,223
Telecommunication Services 2.4%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		4,788,488	4,749,582
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		73,688	73,296
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		1,110,102	1,082,349

			5,905,227
Utilities 0.7%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,647,102	1,618,492

Total Loan Participations and Assignments (Cost $55,446,956)			54,951,072

		Shares	Value ($)
Preferred Stock 0.5%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $1,146,849)		1,198	1,203,504
Cash Equivalents 1.6%
Central Cash Management Fund, 0.06% (b) (Cost $3,941,045)		3,941,045	3,941,045

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $331,593,700) †		136.9	329,938,696
Notes Payable		(39.4)	(95,000,000)
Other Assets and Liabilities, Net		2.5	6,073,369

Net Assets		100.0	241,012,065

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	525,000	USD	311,684	409,500

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

†
The cost for federal income tax purposes was $331,532,819.  At December 31, 2014, net unrealized depreciation for all securities based on tax cost was $1,594,123.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,889,985 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,484,108.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At December 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (c)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (d)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	705,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	58,949	13,173	45,776
6/20/2013 9/20/2018	530,000	1	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	64,635	35,216	29,419
6/20/2013 9/20/2018	1,240,000	2	5.0%	HCA, Inc., 8.0%, 10/1/2018, B	158,620	73,719	84,901
6/20/2013 9/20/2018	1,260,000	3	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	61,028	55,672	5,356

Total unrealized appreciation	165,452

(c)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(d)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Credit Suisse
2	Goldman Sachs & Co.
3	Bank of America
As of December 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	488,300	USD	617,959	1/15/2015	27,028	Citigroup, Inc.
EUR	10,270	USD	12,851	1/15/2015	423	UBS AG
EUR	4,800	USD	5,843	1/15/2015	34	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					27,485

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December  31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$269,843,075	$—	$269,843,075
Loan Participations and Assignments	—	54,107,984	843,088	54,951,072
Preferred Stocks (e)	—	1,203,504	—	1,203,504
Short-Term Investments (e)	3,941,045	—	—	3,941,045
Derivatives (f)
Credit Default Swap Contracts	—	165,452	—	165,452
Forward Foreign Currency Exchange Contracts	—	27,485	—	27,485

Total	$3,941,045	$325,347,500	$843,088	$330,131,633

During the period ended December 31, 2014, the amount of transfers between Level 2 and Level 3 was $455,984. The investments were transferred from Level 2 to Level 3 due to the independent pricing service utilizing single market quotes.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$165,452	$—
Foreign Exchange Contracts	$—	$27,485

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015